SunAmerica Asset Management Corp. 2929 Allen Parkway Houston, TX 77019-2118

713.831.3299
713.831.2258 Fax
Mark.Matthes@valic.com

Mark Matthes
Vice President and
Senior Counsel
VIA EDGAR
May 11, 2010
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Seasons Series Trust (the “Registrant”) File Numbers 333-08653 and 811-07725 CIK Number 0001003239
Ladies and Gentlemen:
On behalf of Registrant, I hereby transmit for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 27 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed pursuant to Rule 485(a)(1) of the Securities Act for the purpose of bringing the Company’s prospectus into compliance with the new requirements of amended Form N-1A. The Amendment incorporates comments that were provided by the Staff to the Registrant’s management in connection with post-effective amendments to the registration statements of Anchor Series Trust and SunAmerica Series Trust. In addition, the Amendment incorporate changes to the principal investment objective, principal investment strategies and the name of the Strategic Fixed Income Portfolio (renamed the “Real Return Portfolio”), which changes became effective January 19, 2010 as reflected in a supplement to the registration statement filed pursuant to Rule 497 on such date.
On or about July 21, 2010, the Registrant will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Registrant’s financial statements and other information up to date under Section 10(a)(3) of the Securities Act.
Should members of the Staff have any questions or comments regarding the materials, they should call the undersigned at (713) 831-3299.
Very truly yours,

/s/ MARK MATTHES
Mark Matthes

Enclosures

cc:	Gregory N. Bressler, Esq. Nori L. Gabert, Esq.